Business Combinations, Acquisitions, Sale and Non-controlling Interest - Summary of Selected Financial Data From Statements of Financial Position (Parenthetical) (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jan. 31, 2013
Undated Subordinated Fixed Rate Bond [member]
Disclosure of detailed information about business combination [line items]
Undated subordinated fixed rate bond	$ 14,942,886	$ 13,715,747	$ 600,000